Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest	$ 10,155
Dividends	11,507
Net appreciation (depreciation) in fair value of investments	364,784
Net investment gain (loss)	386,446
Interest income from notes receivable	4,150
Participant contributions	126,655
Plan sponsor contributions	82,453
Total additions	599,704
Deductions from net assets
Distributions to and withdrawals by participants	506,104
Administrative expenses	780
Total deductions	506,884
Net increase (decrease) in net assets	92,820
Transfers from non-participant directed	0
Net assets available for benefits at beginning of year	3,542,003
Net assets available for benefits at end of year	3,634,823
Participant Directed
Investment income
Interest	10,155
Dividends	5,180
Net appreciation (depreciation) in fair value of investments	419,020
Net investment gain (loss)	434,355
Interest income from notes receivable	4,150
Participant contributions	126,655
Plan sponsor contributions	66,046
Total additions	631,206
Deductions from net assets
Distributions to and withdrawals by participants	491,532
Administrative expenses	780
Total deductions	492,312
Net increase (decrease) in net assets	138,894
Transfers from non-participant directed	8,053
Net assets available for benefits at beginning of year	3,354,726
Net assets available for benefits at end of year	3,501,673
Non-participant Directed
Investment income
Interest	0
Dividends	6,327
Net appreciation (depreciation) in fair value of investments	(54,236)
Net investment gain (loss)	(47,909)
Interest income from notes receivable	0
Participant contributions	0
Plan sponsor contributions	16,407
Total additions	(31,502)
Deductions from net assets
Distributions to and withdrawals by participants	14,572
Administrative expenses	0
Total deductions	14,572
Net increase (decrease) in net assets	(46,074)
Transfers from non-participant directed	(8,053)
Net assets available for benefits at beginning of year	187,277
Net assets available for benefits at end of year	$ 133,150